UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: April 30
Date of reporting period: October 29, 2021

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Core Strategies: U.S. Equity Fund
(Institutional Class and Investor Class)
Semi-Annual Report
October 29, 2021
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of October 29, 2021 (unaudited)
Sector	Percentage of Fund Investments
Consumer, Non-cyclical	11.85%
Financial	11.74
Technology	9.25
Consumer, Cyclical	7.79
Industrial	7.44
Communications	5.40
Exchange Traded Funds	2.77
Energy	2.13
Basic Materials	1.94
Utilities	1.30
Short Term Investments	38.39
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2021 to October 29, 2021).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(05/01/21)	(10/29/21)	(05/01/21 – 10/29/21)
Institutional Class
Actual	$1,000.00	$1,085.80	$2.86
Hypothetical (5% return before expenses)	$1,000.00	$1,022.20	$2.77
Investor Class
Actual	$1,000.00	$1,083.70	$4.68
Hypothetical (5% return before expenses)	$1,000.00	$1,020.40	$4.53
* Expenses are equal to the Fund's annualized expense ratio of 0.55% for the Institutional Class shares and 0.90% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 182/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.00%).
Performance does not include any fees or expenses of IRAs or your financial professional brokerage commissions, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of October 29, 2021 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 1.78%
1,856	Arconic Corp(a)	$ 54,604
441	Ashland Global Holdings Inc	42,340
742	Cabot Corp	39,586
782	Eastman Chemical Co	81,352
6,120	Freeport-McMoRan Inc	230,846
358	Ingevity Corp(a)	27,892
558	PPG Industries Inc	89,598
299	Sherwin-Williams Co	94,666
2,145	Valvoline Inc	72,844
		733,728
Communications — 4.82%
12	Airbnb Inc Class A(a)	2,048
174	Alphabet Inc Class C(a)	515,981
71	Amazon.com Inc(a)	239,442
34	Booking Holdings Inc(a)	82,306
186	Charter Communications Inc Class A(a)	125,530
1,971	Comcast Corp Class A	101,369
186	Etsy Inc(a)	46,628
1,438	Frontier Communications Parent Inc(a)(b)	44,520
2,446	Gray Television Inc	57,334
2,654	Houghton Mifflin Harcourt Co(a)	37,660
434	Match Group Inc(a)	65,439
7	MercadoLibre Inc(a)	10,367
635	Meta Platforms Inc(a)	205,467
163	Netflix Inc(a)	112,521
26	Roku Inc(a)	7,927
874	Scholastic Corp	31,630
1	Shopify Inc Class A(a)	1,467
1,571	Snap Inc Class A(a)	82,603
989	Thryv Holdings Inc(a)	31,322
496	T-Mobile US Inc(a)	57,055
34	Trade Desk Inc Class A(a)	2,547
283	Uber Technologies Inc(a)	12,401
1,591	United States Cellular Corp(a)	48,637
3,804	Viavi Solutions Inc(a)	58,582
14	Wayfair Inc Class A(a)(b)	3,487
		1,984,270
Consumer, Cyclical — 7.16%
1,998	Aramark	72,887
56	AutoZone Inc(a)	99,951
2,103	BJ's Wholesale Club Holdings Inc(a)	122,899
695	Brunswick Corp	64,698
2,189	Cannae Holdings Inc(a)	74,645
184	Carvana Co(a)	55,785
63	Chipotle Mexican Grill Inc(a)	112,079
278	Churchill Downs Inc	63,940
161	Cracker Barrel Old Country Store Inc	21,440
4,021	Dana Inc	89,226
1,566	Garrett Motion Inc(a)	10,555
2,832	General Motors Co(a)	154,146
Shares		Fair Value
Consumer, Cyclical — (continued)
2,727	Goodyear Tire & Rubber Co(a)	$ 52,140
649	Hilton Worldwide Holdings Inc(a)	93,424
1,153	IAA Inc(a)	68,777
3,131	KAR Auction Services Inc(a)	45,932
1,769	KB Home	71,025
497	LCI Industries	69,401
1,477	Liberty Media Corp-Liberty Braves(a)	43,896
560	Lowe's Cos Inc	130,939
459	Marriott Vacations Worldwide Corp	72,164
1,736	Methode Electronics Inc	73,034
1,456	Miller Industries Inc	52,620
1,243	Modine Manufacturing Co(a)	13,673
152	O'Reilly Automotive Inc(a)	94,593
1,603	PulteGroup Inc	77,072
7,030	Qurate Retail Inc Series A	73,393
741	Skyline Champion Corp(a)	46,920
2,536	Southwest Airlines Co(a)	119,902
1,788	Tapestry Inc	69,696
527	Target Corp	136,820
262	Tesla Inc(a)	291,868
2,075	Urban Outfitters Inc(a)	66,255
628	VSE Corp	34,885
1,391	Walmart Inc	207,843
		2,948,523
Consumer, Non-Cyclical — 10.76%
2,085	Aaron's Co Inc	48,768
1,253	AbbVie Inc	143,681
51	ABIOMED Inc(a)	16,934
141	Affirm Holdings Inc(a)	22,912
173	Align Technology Inc(a)	108,016
21	Alnylam Pharmaceuticals Inc(a)	3,351
2,719	Alta Equipment Group Inc(a)	39,235
221	AMN Healthcare Services Inc(a)	21,813
352	Anthem Inc	153,166
2,146	AstraZeneca PLC Sponsored ADR	133,867
98	Biogen Inc(a)	26,135
338	CONMED Corp	49,443
2,145	Corteva Inc	92,557
264	Danaher Corp	82,307
539	Darling Ingredients Inc(a)	45,556
98	Dexcom Inc(a)	61,075
4,447	Dole PLC(a)(b)	64,926
250	Estee Lauder Cos Inc Class A	81,082
383	Euronet Worldwide Inc(a)	42,969
158	Exact Sciences Corp(a)	15,045
481	HCA Healthcare Inc	120,471
1,014	Herc Holdings Inc	184,589
1,722	Inmode Ltd(a)	163,142
570	Insperity Inc	71,250
213	Intuitive Surgical Inc(a)	76,921
219	J & J Snack Foods Corp	32,313
733	John Wiley & Sons Inc Class A	39,707
895	Johnson & Johnson	145,778
2,614	Keurig Dr Pepper Inc	94,339

See Notes to Financial Statements.

Semi-Annual Report - October 29, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of October 29, 2021 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
1,236	Korn Ferry	$ 95,432
1,780	Lantheus Holdings Inc(a)	41,634
39	MarketAxess Holdings Inc	15,938
985	McKesson Corp	204,762
1,648	Merck & Co Inc	145,106
51	Moderna Inc(a)	17,606
959	Monster Beverage Corp(a)	81,515
2,842	Nomad Foods Ltd(a)	77,388
94	Organon & Co	3,455
439	PayPal Holdings Inc(a)	102,107
547	PepsiCo Inc	88,395
2,017	Primo Water Corp	32,070
779	Procter & Gamble Co	111,389
1,148	PROG Holdings Inc	46,437
2,511	Quanex Building Products Corp	52,028
355	Regeneron Pharmaceuticals Inc(a)	227,179
736	Sanofi	73,927
375	Seagen Inc(a)	66,124
817	Spectrum Brands Holdings Inc	76,594
239	Square Inc Class A(a)	60,825
2,113	Supernus Pharmaceuticals Inc(a)	63,073
279	Thermo Fisher Scientific Inc	176,627
1,273	Turning Point Brands Inc	48,590
347	United Rentals Inc(a)	131,551
312	United Therapeutics Corp(a)	59,517
226	Verisk Analytics Inc	47,521
242	WEX Inc(a)	36,227
5,237	Whole Earth Brands Inc(a)	63,525
		4,427,890
Energy — 1.96%
4,261	ChampionX Corp(a)	111,766
2,048	ConocoPhillips	152,555
1,031	DMC Global Inc(a)	43,075
18	Enphase Energy Inc(a)	4,169
2,282	Enterprise Products Partners LP	51,756
333	EOG Resources Inc	30,789
1,340	Exxon Mobil Corp	86,390
930	Halliburton Co	23,241
973	NextEra Energy Partners LP(b)	83,970
4,737	Royal Dutch Shell PLC Class A	109,146
1,415	Valero Energy Corp	109,422
		806,279
Financial — 10.79%
836	Agree Realty Corp REIT	59,406
1,405	American International Group Inc	83,021
282	American Tower Corp REIT	79,516
1,548	Ameris Bancorp	81,100
1,115	Apollo Global Management Inc	85,799
2,001	Assured Guaranty Ltd	111,216
1,815	Atlantic Union Bankshares Corp	65,104
2,413	AXA SA	70,201
6,822	Bank of America Corp	325,955
Shares		Fair Value
Financial — (continued)
1,368	Blackstone Inc	$ 189,359
731	Boston Properties Inc REIT	83,071
1,560	Bryn Mawr Bank Corp	72,290
2,415	Cadence Bank	70,083
851	Capital One Financial Corp	128,527
1,591	Charles Schwab Corp	130,510
3,276	Citigroup Inc	226,568
1,233	CubeSmart REIT	67,827
2,282	CVB Financial Corp	45,686
1,388	Employers Holdings Inc	53,577
507	Federal Agricultural Mortgage Corp Class C	63,928
1,100	First American Financial Corp	80,454
2,128	Gaming and Leisure Properties Inc REIT	103,187
346	Goldman Sachs Group Inc	143,019
3,255	Home BancShares Inc	77,339
2,534	International Money Express Inc(a)	42,419
1,679	JPMorgan Chase & Co	285,245
1,903	KeyCorp	44,283
96	Mastercard Inc Class A	32,210
725	McGrath RentCorp	52,301
1,805	Meta Financial Group Inc	100,069
1,327	Morgan Stanley	136,389
3,714	OceanFirst Financial Corp	82,339
929	Pinnacle Financial Partners Inc	89,714
623	PNC Financial Services Group Inc	131,472
1,296	Popular Inc	105,546
815	Prosperity Bancshares Inc	61,378
2,980	Radian Group Inc	71,133
982	Rexford Industrial Realty Inc REIT	65,990
666	SouthState Corp	52,008
1,646	STAG Industrial Inc REIT	71,650
678	State Street Corp	66,817
1,271	Stifel Financial Corp	92,618
147	SVB Financial Group(a)	105,458
1,314	Triumph Bancorp Inc(a)	154,132
1,142	Wintrust Financial Corp	101,067
		4,440,981
Industrial — 6.84%
441	Advanced Energy Industries Inc	40,493
1,146	AECOM (a)	78,352
503	Alamo Group Inc	76,054
746	Albany International Corp Class A	60,165
1,318	Altra Industrial Motion Corp	68,734
831	Amphenol Corp Class A	63,796
1,405	Arcosa Inc	72,681
403	Armstrong World Industries Inc	42,577
651	Atkore Inc(a)	61,539
391	AZZ Inc	20,774
754	Clean Harbors Inc(a)	84,855
1,523	Columbus McKinnon Corp	71,992
1,933	CRH PLC	92,502

See Notes to Financial Statements.

Semi-Annual Report - October 29, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of October 29, 2021 (Unaudited)
Shares		Fair Value
Industrial — (continued)
481	Deere & Co	$ 164,651
575	Eaton Corp PLC	94,737
585	Fortune Brands Home & Security Inc	59,319
1,127	Frontdoor Inc(a)	42,015
4,667	Genco Shipping & Trading Ltd	80,132
147	General Electric Co	15,416
267	Honeywell International Inc	58,371
274	John Bean Technologies Corp	40,483
1,673	Johnson Controls International PLC	122,748
490	Kadant Inc	108,839
1,661	Kimball Electronics Inc(a)	47,754
143	Littelfuse Inc	42,121
2,607	MDU Resources Group Inc	80,113
73	Norfolk Southern Corp	21,393
483	Northrop Grumman Corp	172,537
2,674	Pure Cycle Corp(a)	41,955
941	Raytheon Technologies Corp	83,617
309	Rockwell Automation Inc	98,695
334	SYNNEX Corp	35,070
442	Trane Technologies PLC	79,971
1,211	TriMas Corp	40,387
3,797	TTM Technologies Inc(a)	50,272
833	UFP Industries Inc	68,164
498	Union Pacific Corp	120,217
2,840	Vertiv Holdings Co	72,931
4,044	Vontier Corp	136,808
		2,813,230
Technology — 8.51%
1,061	ACI Worldwide Inc(a)	32,551
867	Activision Blizzard Inc	67,791
1,193	Advanced Micro Devices Inc(a)	143,434
4,073	Allscripts Healthcare Solutions Inc(a)	56,126
2,964	Apple Inc	444,007
138	ASML Holding NV	112,177
594	Concentrix Corp	105,542
990	CSG Systems International Inc	49,550
1,665	Donnelley Financial Solutions Inc(a)	63,803
862	Fidelity National Information Services Inc	95,458
54	HubSpot Inc(a)	43,752
173	Intuit Inc	108,296
121	Lam Research Corp	68,192
2,785	Microsoft Corp	923,562
61	MongoDB Inc(a)	31,799
51	MSCI Inc	33,909
614	NVIDIA Corp	156,981
283	NXP Semiconductors NV	56,843
2,214	Oracle Corp	212,411
845	QUALCOMM Inc	112,419
2,576	Rambus Inc(a)	59,944
821	Science Applications International Corp	73,709
Shares		Fair Value
Technology — (continued)
597	SS&C Technologies Holdings Inc	$ 47,444
974	Super Micro Computer Inc(a)	34,470
229	Synopsys Inc(a)	76,298
722	Texas Instruments Inc	135,361
2,346	Tower Semiconductor Ltd(a)	74,767
20	Twilio Inc Class A(a)	5,827
2,275	Unisys Corp(a)	58,172
54	Workday Inc Class A(a)	15,659
		3,500,254
Utilities — 1.19%
878	ALLETE Inc	54,032
621	Ameren Corp	52,344
1,043	American Electric Power Co Inc	88,353
2,458	Exelon Corp	130,741
774	NorthWestern Corp	44,010
3,060	NRG Energy Inc	122,063
		491,543
TOTAL COMMON STOCK — 53.81% (Cost $18,212,129)		$22,146,698
CONVERTIBLE PREFERRED STOCK
Communications — 0.15%
58	2020 Cash Mandatory Exchangeable Trust 5.25%(c)	60,697
Consumer, Non-Cyclical — 0.14%
35	Danaher Corp 5.00%(b)	57,978
TOTAL CONVERTIBLE PREFERRED STOCK — 0.29% (Cost $108,662)		$ 118,675
EXCHANGE TRADED FUNDS
487	iShares Core S&P 500® ETF	224,502
8,939	Vanguard Russell 2000 ETF(b)	824,086

TOTAL EXCHANGE TRADED FUNDS — 2.55% (Cost $1,023,791)		$ 1,048,588
WARRANTS
Energy — 0.00%(d)
11	Occidental Petroleum Corp(a)	127
TOTAL WARRANTS — 0.00%(d) (Cost $0)		$ 127

See Notes to Financial Statements.

Semi-Annual Report - October 29, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of October 29, 2021 (Unaudited)
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 34.02%
$14,000,000	Federal Farm Credit Bank Funding Corp(e) 0.00%, 11/01/2021	$14,000,000
Repurchase Agreements — 1.29%
529,057	Repurchase agreement (principal amount/value $529,067 with a maturity value of $529,069) with Morgan Stanley & Co LLC, 0.05%, dated 10/31/21 to be repurchased at $529,057 on 11/1/21 collateralized by various U.S. Government Agency securities, 0.19% - 8.00%, 12/27/21 - 11/1/51, with a value of $539,649.(f)	529,057
TOTAL SHORT TERM INVESTMENTS — 35.31% (Cost $14,529,057)		$14,529,057
TOTAL INVESTMENTS — 91.96% (Cost $33,873,639)		$37,843,145
OTHER ASSETS & LIABILITIES, NET — 8.04%		$ 3,308,492
TOTAL NET ASSETS — 100.00%		$41,151,637
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at October 29, 2021.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(d)	Represents less than 0.005% of net assets.
(e)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(f)	Collateral received for securities on loan.
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
LP	Limited Partnership
REIT	Real Estate Investment Trust
At October 29, 2021, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation
Long
S&P 500® Emini Futures	74	USD	17,008,900	December 2021	$530,800
				Net Appreciation	$530,800
See Notes to Financial Statements.

Semi-Annual Report - October 29, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of October 29, 2021 (Unaudited)
At October 29, 2021, the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BB	EUR	6,000	USD	7,129	December 15, 2021	$(185)
BB	USD	25,225	EUR	21,800	December 15, 2021	(4)
BB	USD	23,936	GBP	17,300	December 15, 2021	257
CIT	USD	10,813	EUR	9,100	December 15, 2021	281
CIT	USD	14,665	GBP	10,600	December 15, 2021	157
GS	USD	34,035	GBP	24,600	December 15, 2021	364
HSB	USD	67,244	EUR	56,600	December 15, 2021	1,741
HSB	USD	18,125	GBP	13,100	December 15, 2021	195
JPM	USD	14,139	EUR	11,900	December 15, 2021	367
JPM	USD	49,471	GBP	36,300	December 15, 2021	(214)
MS	USD	9,268	EUR	7,800	December 15, 2021	241
RBS	USD	56,099	GBP	40,900	December 15, 2021	118
SSB	USD	24,476	EUR	20,600	December 15, 2021	635
SSB	USD	13,835	GBP	10,000	December 15, 2021	147
UBS	USD	63,981	EUR	54,200	December 15, 2021	1,255
WES	GBP	9,400	USD	13,004	December 15, 2021	(138)
					Net Appreciation	$5,217
Counterparty Abbreviations:
BB	Barclays Bank PLC
CIT	Citigroup Global Markets
GS	Goldman Sachs
HSB	HSBC Bank USA
JPM	JP Morgan Chase & Co
MS	Morgan Stanley & Co LLC
RBS	Royal Bank of Scotland
SSB	State Street Bank
UBS	UBS AG
WES	Westpac Banking
Currency Abbreviations
EUR	Euro Dollar
GBP	British Pound
USD	U.S. Dollar
See Notes to Financial Statements.

Semi-Annual Report - October 29, 2021

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of October 29, 2021 (Unaudited)
Great-West Core Strategies: U.S. Equity Fund
ASSETS:
Investments in securities, fair value (including $518,055 of securities on loan)(a)	$37,314,088
Repurchase agreements, fair value(b)	529,057
Cash	1,765,570
Dividends receivable	15,892
Subscriptions receivable	215,410
Receivable for investments sold	240,395
Receivable from investment adviser	16,667
Cash pledged on futures contracts	1,891,450
Unrealized appreciation on forward foreign currency contracts	5,758
Total Assets	41,994,287
LIABILITIES:
Payable for director fees	6,379
Payable for investments purchased	206,070
Payable for other accrued fees	40,988
Payable for shareholder services fees	4,087
Payable upon return of securities loaned	529,057
Redemptions payable	20,378
Unrealized depreciation on forward foreign currency contracts	541
Variation margin on futures contracts	35,150
Total Liabilities	842,650
NET ASSETS	$41,151,637
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$276,680
Paid-in capital in excess of par	33,027,049
Undistributed/accumulated earnings	7,847,908
NET ASSETS	$41,151,637
NET ASSETS BY CLASS
Investor Class	$15,996,465
Institutional Class	$25,155,172
CAPITAL STOCK:
Authorized
Investor Class	25,000,000
Institutional Class	25,000,000
Issued and Outstanding
Investor Class	1,188,429
Institutional Class	1,578,371
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$13.46
Institutional Class	$15.94
(a) Cost of investments	$33,344,582
(b) Cost of repurchase agreements	$529,057
See Notes to Financial Statements.

Semi-Annual Report - October 29, 2021

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended October 29, 2021 (Unaudited)
Great-West Core Strategies: U.S. Equity Fund
INVESTMENT INCOME:
Income from securities lending	$923
Dividends	95,844
Foreign withholding tax	(829)
Total Income	95,938
EXPENSES:
Management fees	61,079
Shareholder services fees – Investor Class	8,435
Audit and tax fees	15,764
Custodian fees	12,642
Director's fees	10,406
Legal fees	4,460
Pricing fees	469
Registration fees	26,132
Shareholder report fees	127
Transfer agent fees	3,835
Other fees	837
Total Expenses	144,186
Less amount waived by investment adviser	64,592
Net Expenses	79,594
NET INVESTMENT INCOME	16,344
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments and foreign currency transactions	525,882
Net realized gain on futures contracts	928,001
Net realized gain on forward foreign currency contracts	2,497
Net Realized Gain	1,456,380
Net change in unrealized appreciation on investments and foreign currency translations	822,671
Net change in unrealized appreciation on futures contracts	188,538
Net change in unrealized appreciation on forward foreign currency contracts	5,569
Net Change in Unrealized Appreciation	1,016,778
Net Realized and Unrealized Gain	2,473,158
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,489,502
See Notes to Financial Statements.

Semi-Annual Report - October 29, 2021

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended October 29, 2021 and fiscal year ended April 30, 2021
Great-West Core Strategies: U.S. Equity Fund	2021 (Unaudited)	2021
OPERATIONS:
Net investment income	$16,344	$51,838
Net realized gain	1,456,380	2,931,708
Net change in unrealized appreciation	1,016,778	3,160,603
Net Increase in Net Assets Resulting from Operations	2,489,502	6,144,149
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class(a)	-	(28,417)
Institutional Class	-	(287,743)
From Net Investment Income and Net Realized Gains	0	(316,160)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class(a)	14,283,266	3,378,856
Class L(b)	-	602,117
Institutional Class	6,537,388	4,103,576
Shares issued in reinvestment of distributions
Investor Class(a)	-	28,417
Institutional Class	-	287,743
Shares redeemed
Investor Class(a)	(744,820)	(2,090,207)
Class L(b)	-	(1,359,266)
Institutional Class	(1,436,415)	(1,265,918)
Net Increase in Net Assets Resulting from Capital Share Transactions	18,639,419	3,685,318
Total Increase in Net Assets	21,128,921	9,513,307
NET ASSETS:
Beginning of Period	20,022,716	10,509,409
End of Period	$41,151,637	$20,022,716
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class(a)	1,103,080	326,916
Class L(b)	-	58,290
Institutional Class	430,582	313,440
Shares issued in reinvestment of distributions
Investor Class(a)	-	2,582
Institutional Class	-	22,132
Shares redeemed
Investor Class(a)	(58,029)	(186,120)
Class L(b)	-	(127,866)
Institutional Class	(94,584)	(102,137)
Net Increase	1,381,049	307,237
(a)	Investor Class inception date was September 3, 2020.
(b)	Class L ceased operations on October 2, 2020.
See Notes to Financial Statements.

Semi-Annual Report - October 29, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: U.S. EQUITY FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)
Investor Class
10/29/2021(Unaudited)	$12.42	(0.01)	1.05	1.04	—	—	—	$13.46	8.37% (c)
4/30/2021 (d)	$10.00	0.00 (e)	2.68	2.68	(0.09)	(0.17)	(0.26)	$12.42	27.11% (c)
Institutional Class
10/29/2021(Unaudited)	$14.68	0.02	1.24	1.26	—	—	—	$15.94	8.58% (c)
4/30/2021	$ 9.78	0.05	5.12	5.17	(0.10)	(0.17)	(0.27)	$14.68	53.21%
4/30/2020	$10.41	0.09	(0.52)	(0.43)	(0.04)	(0.16)	(0.20)	$ 9.78	(4.34%)
4/30/2019 (f)	$10.00	0.07	0.41	0.48	(0.07)	—	(0.07)	$10.41	4.89% (c)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)
Investor Class
10/29/2021(Unaudited)	$15,996	1.78% (h)	0.90% (h)	(0.22%) (h)	46% (c)
04/30/2021 (d)	$ 1,781	3.36% (h)	0.90% (h)	0.01% (h)	69% (c)
Institutional Class
10/29/2021(Unaudited)	$25,155	0.96% (h)	0.55% (h)	0.20% (h)	46% (c)
04/30/2021	$18,242	1.26%	0.55%	0.42%	69%
04/30/2020	$ 9,871	1.49%	0.55%	0.87%	65%
04/30/2019 (f)	$ 8,066	2.20% (h)	0.55% (h)	0.89% (h)	34% (c)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(c)	Not annualized for periods less than one full year.
(d)	Investor Class inception date was September 3, 2020.
(e)	Amount was less than $0.01 per share.
(f)	Institutional Class inception date was June 25, 2018.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - October 29, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: U.S. EQUITY FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of forty-six funds. Interests in the Great-West Core Strategies: U.S. Equity Fund (the Fund) are included herein. The investment objective of the Fund is to seek long-term growth of capital. The Fund is diversified as defined in the 1940 Act. The Fund shares are available through certain broker-dealers, custodians or trustees of individual retirement accounts, or other financial intermediaries who have entered into agreements with the Fund’s distributor to make the shares available.
The Fund offers two share classes, referred to as Investor Class and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has affected the worldwide economy, the financial health of individual companies and the market in general. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities, including Exchange Traded Funds, based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Semi-Annual Report - October 29, 2021

For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Exchange Traded Funds	Exchange traded close price.
Warrants	Exchange traded close price, bids and evaluated bids.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

Semi-Annual Report - October 29, 2021

As of October 29, 2021, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 21,800,921	$ 345,777	$ —	$ 22,146,698
Convertible Preferred Stock	—	118,675	—	118,675
Exchange Traded Funds	1,048,588	—	—	1,048,588
Warrants	127	—	—	127
Short Term Investments	—	14,529,057	—	14,529,057
Total investments, at fair value:	22,849,636	14,993,509	0	37,843,145
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	5,758	—	5,758
Futures Contracts(a)	530,800	—	—	530,800
Total Assets	$ 23,380,436	$ 14,999,267	$ 0	$ 38,379,703
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(541)	—	(541)
Total Liabilities	$ 0	$ (541)	$ 0	$ (541)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.

Semi-Annual Report - October 29, 2021

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid twice annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of October 29, 2021 were as follows:
Federal tax cost of investments	$33,928,158
Gross unrealized appreciation on investments	4,907,992
Gross unrealized depreciation on investments	(456,988)
Net unrealized appreciation on investments	$4,451,004
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Fund is subject to enforceable master netting agreements, or netting arrangements, with certain counterparties.These agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying offsetting mechanisms and collateral posting arrangements, if any, at pre-arranged exposure levels. Collateral or margin requirements, if any, are set by the broker or exchange clearing house for exchanged traded derivatives while collateral terms are contract specific for OTC traded derivatives.

Semi-Annual Report - October 29, 2021

Derivative counterparty credit risk is managed through an evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements (if any), events of default, or early termination. OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 44 futures contracts for the reporting period.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
Forward contracts are reported in a table following the Schedule of Investments. The unrealized appreciation or depreciation is reported on the Statement of Assets and Liabilities and on the Statement of Operations within the net change in unrealized appreciation or depreciation. Upon the closing of such contract the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars is recorded as net realized gain or loss on the Statement of Operations. The Fund held an average foreign currency contracts amount of $297,155 in forward contracts for the reporting period.
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of October 29, 2021 is as follows:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation on futures contracts	$530,800 (a)
Foreign exchange contracts (forwards)	Unrealized appreciation on forward foreign currency contracts	$ 5,758	Unrealized depreciation on forward foreign currency contracts	$(541)
(a)Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Semi-Annual Report - October 29, 2021

The effect of derivative investments for the period ended October 29, 2021 is as follows:
	Realized Gain (Loss)		Change in Unrealized Appreciation (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Equity contracts (futures contracts)	Net realized gain on futures contracts	$928,001	Net change in unrealized appreciation on futures contracts	$188,538
Foreign exchange contracts (forwards)	Net realized gain on forward foreign currency contracts	$ 2,497	Net change in unrealized appreciation on forward foreign currency contracts	$ 5,569
3.  OFFSETTING ASSETS AND LIABILITIES
The Fund enters into derivative transactions with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes the Fund's financial investments that are subject to an enforceable master netting arrangement at October 29, 2021.
Investments:	Gross Amount Presented in the Statement of Assets and Liabilities (a)	Financial Investments Available for Offset	Financial Investments Collateral Received	Cash Collateral Pledged (Received)	Net Amount
Derivative Assets (forward contracts)	$5,758	$(403)	$—	$—	$5,355
Derivative Liabilities (forward contracts)	$ (541)	$ 403	$—	$—	$ (138)
(a) OTC derivatives are reported gross on the Statement of Assets and Liabilities.

4.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (GWCM or the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.47% of the Fund’s average daily net assets up to $1 billion dollars, 0.42% of the Fund’s average daily net assets over $1 billion dollars and 0.37% of the Fund’s average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.55% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on August 28, 2022 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At October 29, 2021, the amounts available for recoupment were as follows:
Expires April 30, 2022	Expires April 30, 2023	Expires April 30, 2024	Expires October 29, 2024	Recoupment of Past Reimbursed Fees by the Adviser
$116,101	$119,261	$130,635	$64,592	$0

Semi-Annual Report - October 29, 2021

The Adviser and Great-West Funds have entered into a sub-advisory agreement with Irish Life Investment Managers Limited (ILIM), an affiliate of the Adviser and GWL&A, Putnam Investment Management, LLC (Putnam), an affiliate of the Adviser and GWL&A, J.P. Morgan Investment Management Inc., and Loomis, Sayles & Company L.P. (the Sub-Advisers). The Adviser is responsible for compensating the Sub-Advisers for their services.
The Adviser is responsible for compensating ILIM, which receives monthly compensation for its services at the annual rate of 0.0075% of the average daily net value on all Fund assets subject to an annual $20,000 minimum.
The Adviser is responsible for compensating Putnam, which receives monthly compensation for its services at the annual rate of 0.40% of the average daily net asset value on the first $250 million of assets, 0.35% on the next $250 million of assets, and 0.25% over $500 million of assets on the portion of the Fund managed by Putnam.
Great-West Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all forty-six funds for which they serve as directors was $833,250 for the period January 1 through October 29, 2021.
5.  PURCHASES AND SALES OF INVESTMENTS
For the period ended October 29, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $16,433,258 and $7,602,378, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
6.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of October 29, 2021, the Fund had securities on loan valued at $518,055 and received collateral as reported on the Statement of Assets and Liabilities of $529,057 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. The following table summarizes the cash collateral liability under the securities lending agreement by class of securities loaned as of October 29, 2021. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
Security lending transactions	Total (a)
Common Stocks	$199,520
Convertible Preferred Stock	9,937
Exchange Traded Funds	319,600
Total secured borrowings	$529,057
(a)	The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

Semi-Annual Report - October 29, 2021

7.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
8.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to October 29, 2021, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Semi-Annual Report - October 29, 2021

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds’ Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the GWCM Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through March 31, 2021 and the adequacy and effectiveness of the liquidity risk management program’s operations since March 31, 2020 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 10, 2021. The report stated that:
(i)	the program performed well during the covered period and meets the needs and profile of the Funds,
(ii)	the Funds benefit from the stability of their shareholder base,
(iii)	the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv)	no changes were proposed to the program as of the date of the report, and
(v)	no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)  A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:December 16, 2021
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:December 16, 2021
By:	/s/ Kelly B. New

Kelly B. New
Treasurer
Date:December 16, 2021